Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Entity Central Index Key	0000909466
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000000395 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class A
Trading Symbol	ATFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class A)	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 3.15%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 3.12%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to its Benchmark over the fiscal year. An overweight exposure among intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Texas slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class A) —including sales charge	0.59%	0.78%	1.31%
Invesco Limited Term Municipal Income Fund (Class A) —excluding sales charge	3.15%	1.30%	1.57%
S&P Municipal Bond Investment Grade Short Intermediate Index	3.12%	1.01%	1.66%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,829,465,420
Holdings Count | Holding	733
Advisory Fees Paid, Amount	$ 6,551,180
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,829,465,420
Total number of portfolio holdings	733
Total advisory fees paid	$6,551,180
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.79%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.77%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.75%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.75%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.71%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.71%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.70%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.69%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.64%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.79%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.77%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.75%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.75%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.71%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.71%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.70%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.69%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.64%

C000000396 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class A2
Trading Symbol	AITFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class A2)	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A2 shares of the Fund, excluding sales charge, returned 3.41%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 3.12%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to its Benchmark over the fiscal year. An overweight exposure among intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Texas slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class A2) —including sales charge	2.39%	1.35%	1.72%
Invesco Limited Term Municipal Income Fund (Class A2) —excluding sales charge	3.41%	1.56%	1.82%
S&P Municipal Bond Investment Grade Short Intermediate Index	3.12%	1.01%	1.66%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,829,465,420
Holdings Count | Holding	733
Advisory Fees Paid, Amount	$ 6,551,180
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,829,465,420
Total number of portfolio holdings	733
Total advisory fees paid	$6,551,180
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.79%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.77%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.75%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.75%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.71%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.71%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.70%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.69%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.64%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.79%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.77%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.75%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.75%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.71%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.71%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.70%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.69%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.64%

C000130517 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class C
Trading Symbol	ATFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class C)	$136	1.34%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 2.38%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 3.12%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to its Benchmark over the fiscal year. An overweight exposure among intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Texas slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class C) —including sales charge	1.38%	0.55%	0.96%
Invesco Limited Term Municipal Income Fund (Class C) —excluding sales charge	2.38%	0.55%	0.96%
S&P Municipal Bond Investment Grade Short Intermediate Index	3.12%	1.01%	1.66%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,829,465,420
Holdings Count | Holding	733
Advisory Fees Paid, Amount	$ 6,551,180
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,829,465,420
Total number of portfolio holdings	733
Total advisory fees paid	$6,551,180
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.79%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.77%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.75%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.75%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.71%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.71%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.70%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.69%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.64%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.79%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.77%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.75%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.75%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.71%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.71%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.70%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.69%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.64%

C000071234 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class Y
Trading Symbol	ATFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class Y)	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 3.41%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 3.12%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to its Benchmark over the fiscal year. An overweight exposure among intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Texas slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class Y)	3.41%	1.56%	1.83%
S&P Municipal Bond Investment Grade Short Intermediate Index	3.12%	1.01%	1.66%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,829,465,420
Holdings Count | Holding	733
Advisory Fees Paid, Amount	$ 6,551,180
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,829,465,420
Total number of portfolio holdings	733
Total advisory fees paid	$6,551,180
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.79%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.77%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.75%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.75%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.71%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.71%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.70%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.69%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.64%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.79%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.77%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.75%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.75%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.71%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.71%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.70%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.69%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.64%

C000023428 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class R5
Trading Symbol	ATFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class R5)	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 3.47%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 3.12%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to its Benchmark over the fiscal year. An overweight exposure among intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Texas slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class R5)	3.47%	1.59%	1.84%
S&P Municipal Bond Investment Grade Short Intermediate Index	3.12%	1.01%	1.66%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,829,465,420
Holdings Count | Holding	733
Advisory Fees Paid, Amount	$ 6,551,180
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,829,465,420
Total number of portfolio holdings	733
Total advisory fees paid	$6,551,180
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.79%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.77%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.75%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.75%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.71%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.71%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.70%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.69%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.64%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.79%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.77%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.75%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.75%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.71%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.71%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.70%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.69%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.64%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188916 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class R6
Trading Symbol	ATFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class R6)	$28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 3.47%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 3.12%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to its Benchmark over the fiscal year. An overweight exposure among intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Texas slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class R6)	3.47%	1.64%	1.83%
S&P Municipal Bond Investment Grade Short Intermediate Index	3.12%	1.01%	1.66%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,829,465,420
Holdings Count | Holding	733
Advisory Fees Paid, Amount	$ 6,551,180
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,829,465,420
Total number of portfolio holdings	733
Total advisory fees paid	$6,551,180
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.79%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.77%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.75%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.75%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.71%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.71%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.70%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.69%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.64%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.79%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.77%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.75%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.75%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.71%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.71%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.70%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.69%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.64%

C000084619 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class A
Trading Symbol	ACTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class A)	$142	1.38%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 6.16%. For the same time period, the Custom Invesco High Yield Municipal Index (the "Benchmark") returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the public power sector contributed to the Fund’s performance relative to its Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure and security selection among credits domiciled in Puerto Rico contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the hospital sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Security selection among longer duration bonds (10.00 - 14.99 years specifically) also detracted from relative performance. On a regional level, overweight exposure and security selection among bonds domiciled in New York detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class A) —including sales charge	1.64%	-0.51%	2.73%
Invesco High Yield Municipal Fund (Class A) —excluding sales charge	6.16%	0.35%	3.18%
Custom Invesco High Yield Municipal Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,759,392,427
Holdings Count | Holding	1,292
Advisory Fees Paid, Amount	$ 39,375,804
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$7,759,392,427
Total number of portfolio holdings	1,292
Total advisory fees paid	$39,375,804
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.22%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.94%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.85%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.80%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.71%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.63%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.62%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.22%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.94%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.85%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.80%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.71%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.63%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.62%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000084621 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class C
Trading Symbol	ACTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class C)	$218	2.12%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 5.38%. For the same time period, the Custom Invesco High Yield Municipal Index (the "Benchmark") returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the public power sector contributed to the Fund’s performance relative to its Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure and security selection among credits domiciled in Puerto Rico contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the hospital sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Security selection among longer duration bonds (10.00 - 14.99 years specifically) also detracted from relative performance. On a regional level, overweight exposure and security selection among bonds domiciled in New York detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class C) —including sales charge	4.38%	-0.38%	2.58%
Invesco High Yield Municipal Fund (Class C) —excluding sales charge	5.38%	-0.38%	2.58%
Custom Invesco High Yield Municipal Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,759,392,427
Holdings Count | Holding	1,292
Advisory Fees Paid, Amount	$ 39,375,804
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$7,759,392,427
Total number of portfolio holdings	1,292
Total advisory fees paid	$39,375,804
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.22%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.94%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.85%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.80%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.71%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.63%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.62%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.22%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.94%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.85%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.80%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.71%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.63%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.62%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%

C000084622 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class Y
Trading Symbol	ACTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class Y)	$117	1.13%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 6.43%. For the same time period, the Custom Invesco High Yield Municipal Index (the "Benchmark") returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the public power sector contributed to the Fund’s performance relative to its Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure and security selection among credits domiciled in Puerto Rico contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the hospital sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Security selection among longer duration bonds (10.00 - 14.99 years specifically) also detracted from relative performance. On a regional level, overweight exposure and security selection among bonds domiciled in New York detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class Y)	6.43%	0.59%	3.43%
Custom Invesco High Yield Municipal Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,759,392,427
Holdings Count | Holding	1,292
Advisory Fees Paid, Amount	$ 39,375,804
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$7,759,392,427
Total number of portfolio holdings	1,292
Total advisory fees paid	$39,375,804
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.22%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.94%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.85%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.80%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.71%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.63%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.62%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.22%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.94%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.85%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.80%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.71%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.63%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.62%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000109478 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class R5
Trading Symbol	ACTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class R5)	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 6.45%. For the same time period, the Custom Invesco High Yield Municipal Index (the "Benchmark") returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the public power sector contributed to the Fund’s performance relative to its Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure and security selection among credits domiciled in Puerto Rico contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the hospital sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Security selection among longer duration bonds (10.00 - 14.99 years specifically) also detracted from relative performance. On a regional level, overweight exposure and security selection among bonds domiciled in New York detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class R5)	6.45%	0.61%	3.42%
Custom Invesco High Yield Municipal Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,759,392,427
Holdings Count | Holding	1,292
Advisory Fees Paid, Amount	$ 39,375,804
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$7,759,392,427
Total number of portfolio holdings	1,292
Total advisory fees paid	$39,375,804
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.22%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.94%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.85%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.80%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.71%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.63%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.62%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.22%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.94%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.85%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.80%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.71%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.63%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.62%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188917 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	ACTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class R6)	$110	1.07%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 6.48%. For the same time period, the Custom Invesco High Yield Municipal Index (the "Benchmark") returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the public power sector contributed to the Fund’s performance relative to its Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure and security selection among credits domiciled in Puerto Rico contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the hospital sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Security selection among longer duration bonds (10.00 - 14.99 years specifically) also detracted from relative performance. On a regional level, overweight exposure and security selection among bonds domiciled in New York detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class R6)	6.48%	0.67%	3.43%
Custom Invesco High Yield Municipal Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,759,392,427
Holdings Count | Holding	1,292
Advisory Fees Paid, Amount	$ 39,375,804
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$7,759,392,427
Total number of portfolio holdings	1,292
Total advisory fees paid	$39,375,804
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.22%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.94%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.85%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.80%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.71%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.63%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.62%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.22%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.94%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.85%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.80%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.71%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.63%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.62%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000084627 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class A
Trading Symbol	VKLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Intermediate Term Municipal Income Fund (Class A)	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 4.05%. For the same time period, the S&P Municipal Bond 2-17 Years Investment Grade Index (the "Benchmark") returned 2.90%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Texas contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the transportation sector (port sub-sector specifically) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. A small exposure to B-rated bonds slightly detracted from relative performance.‡ On a state level, underweight exposure to bonds domiciled in Georgia slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Intermediate Term Municipal Income Fund (Class A) —including sales charge	1.43%	0.21%	1.86%
Invesco Intermediate Term Municipal Income Fund (Class A) —excluding sales charge	4.05%	0.72%	2.12%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,080,044,589
Holdings Count | Holding	847
Advisory Fees Paid, Amount	$ 8,167,348
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,080,044,589
Total number of portfolio holdings	847
Total advisory fees paid	$8,167,348
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.23%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.87%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.73%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.60%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
Tobacco Settlement Financing Corp., Series 2018 B, Ref. RB, 5.00%, 06/01/2046	0.56%
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB, 5.00%, 05/01/2042	0.53%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.23%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.87%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.73%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.60%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
Tobacco Settlement Financing Corp., Series 2018 B, Ref. RB, 5.00%, 06/01/2046	0.56%
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB, 5.00%, 05/01/2042	0.53%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.3325% on the next $4 billion, and 0.31% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.3325% of the amount over $1 billion of average daily net assets.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.3325% on the next $4 billion, and 0.31% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.3325% of the amount over $1 billion of average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000084629 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class C
Trading Symbol	VKLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Intermediate Term Municipal Income Fund (Class C)	$160	1.57%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 3.28%. For the same time period, the S&P Municipal Bond 2-17 Years Investment Grade Index (the "Benchmark") returned 2.90%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Texas contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the transportation sector (port sub-sector specifically) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. A small exposure to B-rated bonds slightly detracted from relative performance.‡ On a state level, underweight exposure to bonds domiciled in Georgia slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Intermediate Term Municipal Income Fund (Class C) —including sales charge	2.28%	-0.02%	1.51%
Invesco Intermediate Term Municipal Income Fund (Class C) —excluding sales charge	3.28%	-0.02%	1.51%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,080,044,589
Holdings Count | Holding	847
Advisory Fees Paid, Amount	$ 8,167,348
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,080,044,589
Total number of portfolio holdings	847
Total advisory fees paid	$8,167,348
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.23%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.87%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.73%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.60%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
Tobacco Settlement Financing Corp., Series 2018 B, Ref. RB, 5.00%, 06/01/2046	0.56%
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB, 5.00%, 05/01/2042	0.53%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.23%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.87%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.73%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.60%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
Tobacco Settlement Financing Corp., Series 2018 B, Ref. RB, 5.00%, 06/01/2046	0.56%
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB, 5.00%, 05/01/2042	0.53%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.3325% on the next $4 billion, and 0.31% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.3325% of the amount over $1 billion of average daily net assets.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.3325% on the next $4 billion, and 0.31% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.3325% of the amount over $1 billion of average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000084630 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class Y
Trading Symbol	VKLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Intermediate Term Municipal Income Fund (Class Y)	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 4.32%. For the same time period, the S&P Municipal Bond 2-17 Years Investment Grade Index (the "Benchmark") returned 2.90%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Texas contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the transportation sector (port sub-sector specifically) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. A small exposure to B-rated bonds slightly detracted from relative performance.‡ On a state level, underweight exposure to bonds domiciled in Georgia slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Intermediate Term Municipal Income Fund (Class Y)	4.32%	0.97%	2.37%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,080,044,589
Holdings Count | Holding	847
Advisory Fees Paid, Amount	$ 8,167,348
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,080,044,589
Total number of portfolio holdings	847
Total advisory fees paid	$8,167,348
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.23%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.87%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.73%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.60%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
Tobacco Settlement Financing Corp., Series 2018 B, Ref. RB, 5.00%, 06/01/2046	0.56%
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB, 5.00%, 05/01/2042	0.53%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.23%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.87%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.73%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.60%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
Tobacco Settlement Financing Corp., Series 2018 B, Ref. RB, 5.00%, 06/01/2046	0.56%
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB, 5.00%, 05/01/2042	0.53%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.3325% on the next $4 billion, and 0.31% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.3325% of the amount over $1 billion of average daily net assets.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.3325% on the next $4 billion, and 0.31% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.3325% of the amount over $1 billion of average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188918 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class R6
Trading Symbol	VKLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Intermediate Term Municipal Income Fund (Class R6)	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 4.36%. For the same time period, the S&P Municipal Bond 2-17 Years Investment Grade Index (the "Benchmark") returned 2.90%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Texas contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the transportation sector (port sub-sector specifically) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. A small exposure to B-rated bonds slightly detracted from relative performance.‡ On a state level, underweight exposure to bonds domiciled in Georgia slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Intermediate Term Municipal Income Fund (Class R6)	4.36%	1.01%	2.35%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,080,044,589
Holdings Count | Holding	847
Advisory Fees Paid, Amount	$ 8,167,348
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,080,044,589
Total number of portfolio holdings	847
Total advisory fees paid	$8,167,348
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.23%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.87%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.73%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.60%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
Tobacco Settlement Financing Corp., Series 2018 B, Ref. RB, 5.00%, 06/01/2046	0.56%
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB, 5.00%, 05/01/2042	0.53%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.23%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.87%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.73%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.60%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
Tobacco Settlement Financing Corp., Series 2018 B, Ref. RB, 5.00%, 06/01/2046	0.56%
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB, 5.00%, 05/01/2042	0.53%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.3325% on the next $4 billion, and 0.31% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.3325% of the amount over $1 billion of average daily net assets.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.3325% on the next $4 billion, and 0.31% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.3325% of the amount over $1 billion of average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000084631 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class A
Trading Symbol	VKMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Class A)	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 3.78%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the "Benchmark") returned 2.96%.
What contributed to relative performance?
• During the fiscal year, security selection and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in California contributed to relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the single-family housing sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Underweight exposure and security selection among lower coupon bonds (4.49% and lower) also detracted from relative performance. On a state level, security selection among bonds domiciled in Illinois slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Class A) —including sales charge	-0.60%	-0.56%	1.86%
Invesco Municipal Income Fund (Class A) —excluding sales charge	3.78%	0.31%	2.31%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,390,801,071
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 15,707,945
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$3,390,801,071
Total number of portfolio holdings	624
Total advisory fees paid	$15,707,945
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024, RB, 5.25%, 01/01/2049	0.78%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.77%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.72%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.67%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	0.64%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.63%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.56%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.56%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.52%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024, RB, 5.25%, 01/01/2049	0.78%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.77%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.72%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.67%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	0.64%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.63%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.56%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.56%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.52%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $4.5 billion, and 0.43% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, and 0.45% of the amount over $500 million of average daily net assets.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $4.5 billion, and 0.43% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, and 0.45% of the amount over $500 million of average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000084633 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class C
Trading Symbol	VMICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Class C)	$175	1.72%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 3.01%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the "Benchmark") returned 2.96%.
What contributed to relative performance?
• During the fiscal year, security selection and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in California contributed to relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the single-family housing sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Underweight exposure and security selection among lower coupon bonds (4.49% and lower) also detracted from relative performance. On a state level, security selection among bonds domiciled in Illinois slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Class C) —including sales charge	2.01%	-0.43%	1.71%
Invesco Municipal Income Fund (Class C) —excluding sales charge	3.01%	-0.43%	1.71%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,390,801,071
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 15,707,945
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$3,390,801,071
Total number of portfolio holdings	624
Total advisory fees paid	$15,707,945
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024, RB, 5.25%, 01/01/2049	0.78%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.77%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.72%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.67%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	0.64%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.63%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.56%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.56%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.52%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024, RB, 5.25%, 01/01/2049	0.78%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.77%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.72%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.67%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	0.64%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.63%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.56%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.56%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.52%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $4.5 billion, and 0.43% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, and 0.45% of the amount over $500 million of average daily net assets.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $4.5 billion, and 0.43% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, and 0.45% of the amount over $500 million of average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000084634 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class Y
Trading Symbol	VMIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Class Y)	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 3.96%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the "Benchmark") returned 2.96%.
What contributed to relative performance?
• During the fiscal year, security selection and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in California contributed to relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the single-family housing sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Underweight exposure and security selection among lower coupon bonds (4.49% and lower) also detracted from relative performance. On a state level, security selection among bonds domiciled in Illinois slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Class Y)	3.96%	0.54%	2.56%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,390,801,071
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 15,707,945
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$3,390,801,071
Total number of portfolio holdings	624
Total advisory fees paid	$15,707,945
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024, RB, 5.25%, 01/01/2049	0.78%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.77%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.72%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.67%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	0.64%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.63%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.56%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.56%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.52%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024, RB, 5.25%, 01/01/2049	0.78%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.77%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.72%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.67%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	0.64%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.63%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.56%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.56%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.52%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $4.5 billion, and 0.43% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, and 0.45% of the amount over $500 million of average daily net assets.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $4.5 billion, and 0.43% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, and 0.45% of the amount over $500 million of average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000125172 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Investor Class
Trading Symbol	VMINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Investor Class)	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Investor Class shares of the Fund returned 3.88%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the "Benchmark") returned 2.96%.
What contributed to relative performance?
• During the fiscal year, security selection and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in California contributed to relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the single-family housing sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Underweight exposure and security selection among lower coupon bonds (4.49% and lower) also detracted from relative performance. On a state level, security selection among bonds domiciled in Illinois slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Investor Class)	3.88%	0.39%	2.40%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,390,801,071
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 15,707,945
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$3,390,801,071
Total number of portfolio holdings	624
Total advisory fees paid	$15,707,945
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024, RB, 5.25%, 01/01/2049	0.78%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.77%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.72%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.67%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	0.64%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.63%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.56%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.56%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.52%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024, RB, 5.25%, 01/01/2049	0.78%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.77%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.72%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.67%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	0.64%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.63%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.56%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.56%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.52%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $4.5 billion, and 0.43% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, and 0.45% of the amount over $500 million of average daily net assets.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $4.5 billion, and 0.43% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, and 0.45% of the amount over $500 million of average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188919 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class R6
Trading Symbol	VKMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Class R6)	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 4.01%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the "Benchmark") returned 2.96%.
What contributed to relative performance?
• During the fiscal year, security selection and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in California contributed to relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the single-family housing sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Underweight exposure and security selection among lower coupon bonds (4.49% and lower) also detracted from relative performance. On a state level, security selection among bonds domiciled in Illinois slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Class R6)	4.01%	0.60%	2.54%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,390,801,071
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 15,707,945
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$3,390,801,071
Total number of portfolio holdings	624
Total advisory fees paid	$15,707,945
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024, RB, 5.25%, 01/01/2049	0.78%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.77%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.72%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.67%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	0.64%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.63%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.56%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.56%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.52%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024, RB, 5.25%, 01/01/2049	0.78%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.77%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.72%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.67%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	0.64%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.63%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.56%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.56%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.52%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $4.5 billion, and 0.43% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, and 0.45% of the amount over $500 million of average daily net assets.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $4.5 billion, and 0.43% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, and 0.45% of the amount over $500 million of average daily net assets.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209252 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Environmental Focus Municipal Fund
Class Name	Class A
Trading Symbol	OPAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Environmental Focus Municipal Fund (Class A)	$85	0.83%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 4.38%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the "Benchmark") returned 2.96%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation and security selection among non-rated bonds contributed to the Fund's performance relative to its Benchmark.‡ At the sector level, security selection and an overweight exposure to the health care sector contributed to the Fund's relative performance. On a state level, security selection among California domiciled issues contributed to the Fund's relative performance.
What detracted from relative performance?
• Security selection among A-rated bonds detracted from the Fund's performance relative to its Benchmark during the fiscal year.‡ An underweight allocation to single-family housing bonds also detracted from the Fund's relative performance. On a state level, security selection among Illinois holdings was a detractor from the Fund's relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Environmental Focus Municipal Fund (Class A) —including sales charge	-0.09%	-0.50%	2.13%
Invesco Environmental Focus Municipal Fund (Class A) —excluding sales charge	4.38%	0.38%	2.57%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 86,953,051
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 185,647
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$86,953,051
Total number of portfolio holdings	79
Total advisory fees paid	$185,647
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.72%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.27%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.24%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.61%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.50%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.47%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.41%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.38%
New York (State of) Housing Finance Agency (Green Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.38%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.72%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.27%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.24%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.61%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.50%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.47%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.41%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.38%
New York (State of) Housing Finance Agency (Green Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.38%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the expense limitation for Class A shares changed from 0.70% to 0.81% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the expense limitation for Class A shares changed from 0.70% to 0.81% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209251 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Environmental Focus Municipal Fund
Class Name	Class C
Trading Symbol	OPCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Environmental Focus Municipal Fund (Class C)	$161	1.58%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.58%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 3.60%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the "Benchmark") returned 2.96%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation and security selection among non-rated bonds contributed to the Fund's performance relative to its Benchmark.‡ At the sector level, security selection and an overweight exposure to the health care sector contributed to the Fund's relative performance. On a state level, security selection among California domiciled issues contributed to the Fund's relative performance.
What detracted from relative performance?
• Security selection among A-rated bonds detracted from the Fund's performance relative to its Benchmark during the fiscal year.‡ An underweight allocation to single-family housing bonds also detracted from the Fund's relative performance. On a state level, security selection among Illinois holdings was a detractor from the Fund's relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Environmental Focus Municipal Fund (Class C) —including sales charge	2.60%	-0.32%	2.02%
Invesco Environmental Focus Municipal Fund (Class C) —excluding sales charge	3.60%	-0.32%	2.02%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 86,953,051
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 185,647
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$86,953,051
Total number of portfolio holdings	79
Total advisory fees paid	$185,647
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.72%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.27%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.24%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.61%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.50%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.47%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.41%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.38%
New York (State of) Housing Finance Agency (Green Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.38%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.72%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.27%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.24%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.61%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.50%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.47%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.41%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.38%
New York (State of) Housing Finance Agency (Green Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.38%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the expense limitation for Class C shares changed from 1.45% to 1.56% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the expense limitation for Class C shares changed from 1.45% to 1.56% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209250 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Environmental Focus Municipal Fund
Class Name	Class Y
Trading Symbol	OPYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Environmental Focus Municipal Fund (Class Y)	$59	0.58%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 4.64%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the "Benchmark") returned 2.96%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation and security selection among non-rated bonds contributed to the Fund's performance relative to its Benchmark.‡ At the sector level, security selection and an overweight exposure to the health care sector contributed to the Fund's relative performance. On a state level, security selection among California domiciled issues contributed to the Fund's relative performance.
What detracted from relative performance?
• Security selection among A-rated bonds detracted from the Fund's performance relative to its Benchmark during the fiscal year.‡ An underweight allocation to single-family housing bonds also detracted from the Fund's relative performance. On a state level, security selection among Illinois holdings was a detractor from the Fund's relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Environmental Focus Municipal Fund (Class Y)	4.64%	0.64%	2.76%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 86,953,051
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 185,647
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$86,953,051
Total number of portfolio holdings	79
Total advisory fees paid	$185,647
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.72%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.27%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.24%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.61%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.50%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.47%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.41%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.38%
New York (State of) Housing Finance Agency (Green Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.38%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.72%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.27%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.24%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.61%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.50%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.47%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.41%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.38%
New York (State of) Housing Finance Agency (Green Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.38%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the expense limitation for Class Y shares changed from 0.45% to 0.56% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the expense limitation for Class Y shares changed from 0.45% to 0.56% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209249 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Environmental Focus Municipal Fund
Class Name	Class R6
Trading Symbol	IOMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Environmental Focus Municipal Fund (Class R6)	$59	0.58%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 4.64%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the "Benchmark") returned 2.96%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation and security selection among non-rated bonds contributed to the Fund's performance relative to its Benchmark.‡ At the sector level, security selection and an overweight exposure to the health care sector contributed to the Fund's relative performance. On a state level, security selection among California domiciled issues contributed to the Fund's relative performance.
What detracted from relative performance?
• Security selection among A-rated bonds detracted from the Fund's performance relative to its Benchmark during the fiscal year.‡ An underweight allocation to single-family housing bonds also detracted from the Fund's relative performance. On a state level, security selection among Illinois holdings was a detractor from the Fund's relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Environmental Focus Municipal Fund (Class R6)	4.64%	0.66%	2.74%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 86,953,051
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 185,647
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$86,953,051
Total number of portfolio holdings	79
Total advisory fees paid	$185,647
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.72%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.27%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.24%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.61%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.50%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.47%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.41%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.38%
New York (State of) Housing Finance Agency (Green Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.38%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.72%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.27%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.24%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.61%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.50%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.47%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.41%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.38%
New York (State of) Housing Finance Agency (Green Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.38%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the expense limitation for Class R6 shares changed from 0.45% to 0.56% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the expense limitation for Class R6 shares changed from 0.45% to 0.56% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209259 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class A
Trading Symbol	RMUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® New York Municipals Fund (Class A)	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 2.89%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the "Benchmark") returned 2.78%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00 – 5.49% specifically) was additive to the Fund’s performance relative to its Benchmark. An overweight allocation to non-rated bonds also contributed to the Fund’s relative performance.‡ At the sector level, security selection and an underweight allocation in the dedicated tax sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among tobacco bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An overweight exposure to longer duration bonds (15.00 - 19.99 years specifically) was also detractive from relative return. Security selection among zero-coupon bonds was also detractive from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® New York Municipals Fund (Class A) —including sales charge	-1.47%	-0.14%	3.55%
Invesco Rochester® New York Municipals Fund (Class A) —excluding sales charge	2.89%	0.74%	4.01%
S&P Municipal Bond New York 5+ Year Investment Grade Index	2.78%	0.51%	2.41%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,481,492,259
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 20,084,605
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,481,492,259
Total number of portfolio holdings	638
Total advisory fees paid	$20,084,605
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.78%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.47%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.44%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.20%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.12%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	0.99%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.98%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.96%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	0.95%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.78%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.47%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.44%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.20%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.12%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	0.99%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.98%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.96%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	0.95%

C000209257 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class C
Trading Symbol	RMUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® New York Municipals Fund (Class C)	$198	1.96%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 2.11%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the "Benchmark") returned 2.78%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00 – 5.49% specifically) was additive to the Fund’s performance relative to its Benchmark. An overweight allocation to non-rated bonds also contributed to the Fund’s relative performance.‡ At the sector level, security selection and an underweight allocation in the dedicated tax sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among tobacco bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An overweight exposure to longer duration bonds (15.00 - 19.99 years specifically) was also detractive from relative return. Security selection among zero-coupon bonds was also detractive from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® New York Municipals Fund (Class C) —including sales charge	1.12%	-0.01%	3.36%
Invesco Rochester® New York Municipals Fund (Class C) —excluding sales charge	2.11%	-0.01%	3.36%
S&P Municipal Bond New York 5+ Year Investment Grade Index	2.78%	0.51%	2.41%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,481,492,259
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 20,084,605
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,481,492,259
Total number of portfolio holdings	638
Total advisory fees paid	$20,084,605
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.78%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.47%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.44%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.20%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.12%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	0.99%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.98%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.96%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	0.95%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.78%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.47%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.44%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.20%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.12%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	0.99%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.98%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.96%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	0.95%

C000209255 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class Y
Trading Symbol	RMUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® New York Municipals Fund (Class Y)	$97	0.96%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 3.07%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the "Benchmark") returned 2.78%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00 – 5.49% specifically) was additive to the Fund’s performance relative to its Benchmark. An overweight allocation to non-rated bonds also contributed to the Fund’s relative performance.‡ At the sector level, security selection and an underweight allocation in the dedicated tax sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among tobacco bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An overweight exposure to longer duration bonds (15.00 - 19.99 years specifically) was also detractive from relative return. Security selection among zero-coupon bonds was also detractive from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® New York Municipals Fund (Class Y)	3.07%	0.98%	4.24%
S&P Municipal Bond New York 5+ Year Investment Grade Index	2.78%	0.51%	2.41%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,481,492,259
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 20,084,605
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,481,492,259
Total number of portfolio holdings	638
Total advisory fees paid	$20,084,605
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.78%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.47%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.44%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.20%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.12%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	0.99%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.98%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.96%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	0.95%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.78%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.47%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.44%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.20%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.12%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	0.99%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.98%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.96%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	0.95%

C000209254 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class R6
Trading Symbol	IORUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® New York Municipals Fund (Class R6)	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 3.19%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the "Benchmark") returned 2.78%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00 – 5.49% specifically) was additive to the Fund’s performance relative to its Benchmark. An overweight allocation to non-rated bonds also contributed to the Fund’s relative performance.‡ At the sector level, security selection and an underweight allocation in the dedicated tax sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among tobacco bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An overweight exposure to longer duration bonds (15.00 - 19.99 years specifically) was also detractive from relative return. Security selection among zero-coupon bonds was also detractive from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® New York Municipals Fund (Class R6)	3.19%	1.05%	4.19%
S&P Municipal Bond New York 5+ Year Investment Grade Index	2.78%	0.51%	2.41%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,481,492,259
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 20,084,605
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$4,481,492,259
Total number of portfolio holdings	638
Total advisory fees paid	$20,084,605
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.78%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.47%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.44%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.20%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.12%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	0.99%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.98%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.96%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	0.95%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.78%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.47%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.44%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.20%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.12%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	0.99%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.98%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.96%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	0.95%

C000209261 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class A
Trading Symbol	LTNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Limited Term New York Municipal Fund (Class A)	$85	0.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 3.74%. For the same time period, the S&P Municipal New York Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 2.80%.
What contributed to relative performance?
• During the fiscal year, security selection among non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ Security selection among higher coupon bonds (5.00% and greater) was also additive to relative return. At the sector level, security selection among bonds in the public power sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Overweight exposure to medium duration bonds (6.00 - 19.99 years specifically) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An underweight exposure to lower coupon bonds (3.99% and less) was slightly detractive from relative return. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance during the fiscal year.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Limited Term New York Municipal Fund (Class A) —including sales charge	1.21%	0.36%	1.73%
Invesco Rochester® Limited Term New York Municipal Fund (Class A) —excluding sales charge	3.74%	0.87%	1.99%
S&P Municipal New York Investment Grade 4-7 Years Bond Index	2.80%	0.87%	1.75%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 2-17 Years Investment Grade Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,469,170,504
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 5,906,515
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,469,170,504
Total number of portfolio holdings	496
Total advisory fees paid	$5,906,515
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.17%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.53%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.10%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.01%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.94%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	0.94%
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB, 5.00%, 06/15/2042	0.87%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.17%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.53%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.10%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.01%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.94%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	0.94%
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB, 5.00%, 06/15/2042	0.87%

C000209262 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class C
Trading Symbol	LTNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Limited Term New York Municipal Fund (Class C)	$160	1.58%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 2.97%. For the same time period, the S&P Municipal New York Investment Grade 4-7 Years Bond Index returned 2.80%.
What contributed to relative performance?
• During the fiscal year, security selection among non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ Security selection among higher coupon bonds (5.00% and greater) was also additive to relative return. At the sector level, security selection among bonds in the public power sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Overweight exposure to medium duration bonds (6.00 - 19.99 years specifically) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An underweight exposure to lower coupon bonds (3.99% and less) was slightly detractive from relative return. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance during the fiscal year.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Limited Term New York Municipal Fund (Class C) —including sales charge	1.97%	0.10%	1.37%
Invesco Rochester® Limited Term New York Municipal Fund (Class C) —excluding sales charge	2.97%	0.10%	1.37%
S&P Municipal New York Investment Grade 4-7 Years Bond Index	2.80%	0.87%	1.75%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 2-17 Years Investment Grade Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,469,170,504
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 5,906,515
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,469,170,504
Total number of portfolio holdings	496
Total advisory fees paid	$5,906,515
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.17%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.53%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.10%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.01%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.94%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	0.94%
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB, 5.00%, 06/15/2042	0.87%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.17%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.53%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.10%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.01%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.94%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	0.94%
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB, 5.00%, 06/15/2042	0.87%

C000209265 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class Y
Trading Symbol	LTBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Limited Term New York Municipal Fund (Class Y)	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 4.00%. For the same time period, the S&P Municipal New York Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 2.80%.
What contributed to relative performance?
• During the fiscal year, security selection among non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ Security selection among higher coupon bonds (5.00% and greater) was also additive to relative return. At the sector level, security selection among bonds in the public power sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Overweight exposure to medium duration bonds (6.00 - 19.99 years specifically) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An underweight exposure to lower coupon bonds (3.99% and less) was slightly detractive from relative return. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance during the fiscal year.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Limited Term New York Municipal Fund (Class Y)	4.00%	1.12%	2.24%
S&P Municipal New York Investment Grade 4-7 Years Bond Index	2.80%	0.87%	1.75%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 2-17 Years Investment Grade Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,469,170,504
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 5,906,515
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,469,170,504
Total number of portfolio holdings	496
Total advisory fees paid	$5,906,515
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.17%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.53%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.10%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.01%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.94%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	0.94%
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB, 5.00%, 06/15/2042	0.87%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.17%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.53%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.10%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.01%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.94%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	0.94%
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB, 5.00%, 06/15/2042	0.87%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209263 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class R6
Trading Symbol	IORMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Limited Term New York Municipal Fund (Class R6)	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 4.05%. For the same time period, the S&P Municipal New York Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 2.80%.
What contributed to relative performance?
• During the fiscal year, security selection among non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ Security selection among higher coupon bonds (5.00% and greater) was also additive to relative return. At the sector level, security selection among bonds in the public power sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Overweight exposure to medium duration bonds (6.00 - 19.99 years specifically) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An underweight exposure to lower coupon bonds (3.99% and less) was slightly detractive from relative return. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance during the fiscal year.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Limited Term New York Municipal Fund (Class R6)	4.05%	1.17%	2.16%
S&P Municipal New York Investment Grade 4-7 Years Bond Index	2.80%	0.87%	1.75%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 2-17 Years Investment Grade Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,469,170,504
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 5,906,515
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$1,469,170,504
Total number of portfolio holdings	496
Total advisory fees paid	$5,906,515
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.17%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.53%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.10%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.01%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.94%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	0.94%
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB, 5.00%, 06/15/2042	0.87%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.17%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.53%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.10%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.01%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.94%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	0.94%
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB, 5.00%, 06/15/2042	0.87%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209275 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class A
Trading Symbol	OPATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pennsylvania Municipal Fund (Class A)	$95	0.93%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 3.92%. For the same time period, the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (the “Benchmark”) returned 3.16%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00% - 5.49% specifically) contributed to the Fund’s performance relative to its Benchmark. An overweight allocation to non-rated bonds contributed to the Fund’s relative performance.‡ Security selection among the health care sector also contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero-coupon bonds detracted from the Fund’s performance relative to its Benchmark. Security selection among medium duration bonds (15.00 – 19.99 years specifically) detracted from the Fund’s relative performance over the fiscal year. Security selection and an overweight allocation among tobacco bonds also detracted from the Fund’s relative return.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pennsylvania Municipal Fund (Class A) —including sales charge	-0.49%	0.18%	3.21%
Invesco Pennsylvania Municipal Fund (Class A) —excluding sales charge	3.92%	1.06%	3.66%
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index	3.16%	0.70%	2.79%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 747,068,170
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 3,437,086
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$747,068,170
Total number of portfolio holdings	251
Total advisory fees paid	$3,437,086
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.74%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.39%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.04%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.04%
Allegheny (County of), PA Airport Authority, Series 2021 A, RB, 5.00%, 01/01/2056	1.88%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.81%
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia), Series 2024, RB, 5.50%, 07/01/2053	1.78%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.72%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.67%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.74%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.39%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.04%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.04%
Allegheny (County of), PA Airport Authority, Series 2021 A, RB, 5.00%, 01/01/2056	1.88%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.81%
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia), Series 2024, RB, 5.50%, 07/01/2053	1.78%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.72%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.67%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.67%

C000209267 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class C
Trading Symbol	OPACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pennsylvania Municipal Fund (Class C)	$162	1.59%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 3.36%. For the same time period, the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (the “Benchmark”) returned 3.16%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00% - 5.49% specifically) contributed to the Fund’s performance relative to its Benchmark. An overweight allocation to non-rated bonds contributed to the Fund’s relative performance.‡ Security selection among the health care sector also contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero-coupon bonds detracted from the Fund’s performance relative to its Benchmark. Security selection among medium duration bonds (15.00 – 19.99 years specifically) detracted from the Fund’s relative performance over the fiscal year. Security selection and an overweight allocation among tobacco bonds also detracted from the Fund’s relative return.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pennsylvania Municipal Fund (Class C) —including sales charge	2.36%	0.41%	3.09%
Invesco Pennsylvania Municipal Fund (Class C) —excluding sales charge	3.36%	0.41%	3.09%
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index	3.16%	0.70%	2.79%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 747,068,170
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 3,437,086
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$747,068,170
Total number of portfolio holdings	251
Total advisory fees paid	$3,437,086
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.74%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.39%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.04%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.04%
Allegheny (County of), PA Airport Authority, Series 2021 A, RB, 5.00%, 01/01/2056	1.88%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.81%
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia), Series 2024, RB, 5.50%, 07/01/2053	1.78%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.72%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.67%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.74%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.39%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.04%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.04%
Allegheny (County of), PA Airport Authority, Series 2021 A, RB, 5.00%, 01/01/2056	1.88%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.81%
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia), Series 2024, RB, 5.50%, 07/01/2053	1.78%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.72%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.67%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.67%

C000209269 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class Y
Trading Symbol	OPAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pennsylvania Municipal Fund (Class Y)	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 4.27%. For the same time period, the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (the “Benchmark”) returned 3.16%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00% - 5.49% specifically) contributed to the Fund’s performance relative to its Benchmark. An overweight allocation to non-rated bonds contributed to the Fund’s relative performance.‡ Security selection among the health care sector also contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero-coupon bonds detracted from the Fund’s performance relative to its Benchmark. Security selection among medium duration bonds (15.00 – 19.99 years specifically) detracted from the Fund’s relative performance over the fiscal year. Security selection and an overweight allocation among tobacco bonds also detracted from the Fund’s relative return.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pennsylvania Municipal Fund (Class Y)	4.27%	1.30%	3.89%
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index	3.16%	0.70%	2.79%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 747,068,170
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 3,437,086
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$747,068,170
Total number of portfolio holdings	251
Total advisory fees paid	$3,437,086
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.74%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.39%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.04%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.04%
Allegheny (County of), PA Airport Authority, Series 2021 A, RB, 5.00%, 01/01/2056	1.88%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.81%
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia), Series 2024, RB, 5.50%, 07/01/2053	1.78%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.72%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.67%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.74%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.39%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.04%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.04%
Allegheny (County of), PA Airport Authority, Series 2021 A, RB, 5.00%, 01/01/2056	1.88%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.81%
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia), Series 2024, RB, 5.50%, 07/01/2053	1.78%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.72%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.67%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.67%

C000209274 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class R6
Trading Symbol	IORPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pennsylvania Municipal Fund (Class R6)	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 4.34%. For the same time period, the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (the “Benchmark”) returned 3.16%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00% - 5.49% specifically) contributed to the Fund’s performance relative to its Benchmark. An overweight allocation to non-rated bonds contributed to the Fund’s relative performance.‡ Security selection among the health care sector also contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero-coupon bonds detracted from the Fund’s performance relative to its Benchmark. Security selection among medium duration bonds (15.00 – 19.99 years specifically) detracted from the Fund’s relative performance over the fiscal year. Security selection and an overweight allocation among tobacco bonds also detracted from the Fund’s relative return.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pennsylvania Municipal Fund (Class R6)	4.34%	1.37%	3.84%
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index	3.16%	0.70%	2.79%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 747,068,170
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 3,437,086
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$747,068,170
Total number of portfolio holdings	251
Total advisory fees paid	$3,437,086
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.74%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.39%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.04%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.04%
Allegheny (County of), PA Airport Authority, Series 2021 A, RB, 5.00%, 01/01/2056	1.88%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.81%
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia), Series 2024, RB, 5.50%, 07/01/2053	1.78%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.72%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.67%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.67%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.74%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.39%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.04%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.04%
Allegheny (County of), PA Airport Authority, Series 2021 A, RB, 5.00%, 01/01/2056	1.88%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.81%
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia), Series 2024, RB, 5.50%, 07/01/2053	1.78%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.72%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.67%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.67%

C000209278 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	ORNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class A)	$120	1.17%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 5.16%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ At the sector level, security selection among bonds in the public power sector contributed to the Fund’s relative performance. On the state level, security selection among Puerto Rico bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 14.99 years specifically) detracted from the Fund’s performance relative to its Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among New York domiciled bonds were detractive from relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class A) —including sales charge	0.63%	0.23%	4.39%
Invesco Rochester® Municipal Opportunities Fund (Class A) —excluding sales charge	5.16%	1.11%	4.85%
Custom Invesco Rochester Municipal Opportunities Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,125,435,099
Holdings Count | Holding	1,503
Advisory Fees Paid, Amount	$ 33,923,651
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$10,125,435,099
Total number of portfolio holdings	1,503
Total advisory fees paid	$33,923,651
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.73%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.11%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.09%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.08%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.96%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.76%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.67%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.50%, 07/01/2053	0.64%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.63%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.73%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.11%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.09%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.08%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.96%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.76%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.67%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.50%, 07/01/2053	0.64%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.63%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209277 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	ORNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class C)	$186	1.82%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 4.48%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ At the sector level, security selection among bonds in the public power sector contributed to the Fund’s relative performance. On the state level, security selection among Puerto Rico bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 14.99 years specifically) detracted from the Fund’s performance relative to its Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among New York domiciled bonds were detractive from relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class C) —including sales charge	3.48%	0.45%	4.27%
Invesco Rochester® Municipal Opportunities Fund (Class C) —excluding sales charge	4.48%	0.45%	4.27%
Custom Invesco Rochester Municipal Opportunities Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,125,435,099
Holdings Count | Holding	1,503
Advisory Fees Paid, Amount	$ 33,923,651
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$10,125,435,099
Total number of portfolio holdings	1,503
Total advisory fees paid	$33,923,651
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.73%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.11%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.09%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.08%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.96%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.76%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.67%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.50%, 07/01/2053	0.64%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.63%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.73%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.11%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.09%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.08%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.96%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.76%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.67%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.50%, 07/01/2053	0.64%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.63%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209279 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class Y
Trading Symbol	ORNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class Y)	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 5.43%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ At the sector level, security selection among bonds in the public power sector contributed to the Fund’s relative performance. On the state level, security selection among Puerto Rico bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 14.99 years specifically) detracted from the Fund’s performance relative to its Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among New York domiciled bonds were detractive from relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class Y)	5.43%	1.36%	5.09%
Custom Invesco Rochester Municipal Opportunities Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,125,435,099
Holdings Count | Holding	1,503
Advisory Fees Paid, Amount	$ 33,923,651
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$10,125,435,099
Total number of portfolio holdings	1,503
Total advisory fees paid	$33,923,651
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.73%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.11%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.09%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.08%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.96%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.76%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.67%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.50%, 07/01/2053	0.64%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.63%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.73%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.11%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.09%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.08%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.96%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.76%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.67%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.50%, 07/01/2053	0.64%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.63%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209280 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class R5
Trading Symbol	IORHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class R5)	$96	0.94%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 5.28%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ At the sector level, security selection among bonds in the public power sector contributed to the Fund’s relative performance. On the state level, security selection among Puerto Rico bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 14.99 years specifically) detracted from the Fund’s performance relative to its Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among New York domiciled bonds were detractive from relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class R5)	5.28%	1.34%	5.03%
Custom Invesco Rochester Municipal Opportunities Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,125,435,099
Holdings Count | Holding	1,503
Advisory Fees Paid, Amount	$ 33,923,651
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$10,125,435,099
Total number of portfolio holdings	1,503
Total advisory fees paid	$33,923,651
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.73%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.11%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.09%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.08%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.96%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.76%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.67%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.50%, 07/01/2053	0.64%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.63%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.73%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.11%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.09%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.08%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.96%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.76%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.67%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.50%, 07/01/2053	0.64%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.63%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209281 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class R6
Trading Symbol	IORYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class R6)	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 5.49%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ At the sector level, security selection among bonds in the public power sector contributed to the Fund’s relative performance. On the state level, security selection among Puerto Rico bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 14.99 years specifically) detracted from the Fund’s performance relative to its Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among New York domiciled bonds were detractive from relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class R6)	5.49%	1.44%	5.04%
Custom Invesco Rochester Municipal Opportunities Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,125,435,099
Holdings Count | Holding	1,503
Advisory Fees Paid, Amount	$ 33,923,651
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$10,125,435,099
Total number of portfolio holdings	1,503
Total advisory fees paid	$33,923,651
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.73%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.11%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.09%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.08%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.96%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.76%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.67%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.50%, 07/01/2053	0.64%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.63%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.73%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.11%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.09%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.08%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.96%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.76%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.67%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.50%, 07/01/2053	0.64%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.63%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209284 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class A
Trading Symbol	ONJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New Jersey Municipal Fund (Class A)	$111	1.09%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 3.32%. For the same time period, the S&P Municipal Bond New Jersey Index (the "Benchmark") returned 3.33%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00% - 5.49% specifically) was additive to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also contributed to the Fund’s relative performance.‡ Security selection among higher education bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among A-rated bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year.‡ Security selection among medium duration bonds (10.00 – 14.99 years specifically) was also detractive from relative return. Security selection among appropriation bonds detracted from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New Jersey Municipal Fund (Class A) —including sales charge	-1.09%	0.21%	2.43%
Invesco New Jersey Municipal Fund (Class A) —excluding sales charge	3.32%	1.09%	2.87%
S&P Municipal Bond New Jersey Index	3.33%	1.25%	3.04%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 292,919,827
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 1,654,247
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$292,919,827
Total number of portfolio holdings	143
Total advisory fees paid	$1,654,247
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.18%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.68%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.95%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	2.93%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.68%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.53%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 4.13%, 06/15/2055	2.11%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.05%
Garden State Preservation Trust, Series 2005 A, RB, 5.75%, 11/01/2028	1.99%
New Jersey Educational Facilities Authority, Series 2025, RB, 5.25%, 03/01/2054	1.88%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.18%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.68%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.95%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	2.93%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.68%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.53%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 4.13%, 06/15/2055	2.11%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.05%
Garden State Preservation Trust, Series 2005 A, RB, 5.75%, 11/01/2028	1.99%
New Jersey Educational Facilities Authority, Series 2025, RB, 5.25%, 03/01/2054	1.88%

C000209282 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class C
Trading Symbol	ONJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New Jersey Municipal Fund (Class C)	$176	1.74%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 2.77%. For the same time period, the S&P Municipal Bond New Jersey Index (the "Benchmark") returned 3.33%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00% - 5.49% specifically) was additive to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also contributed to the Fund’s relative performance.‡ Security selection among higher education bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among A-rated bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year.‡ Security selection among medium duration bonds (10.00 – 14.99 years specifically) was also detractive from relative return. Security selection among appropriation bonds detracted from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New Jersey Municipal Fund (Class C) —including sales charge	1.77%	0.45%	2.31%
Invesco New Jersey Municipal Fund (Class C) —excluding sales charge	2.77%	0.45%	2.31%
S&P Municipal Bond New Jersey Index	3.33%	1.25%	3.04%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 292,919,827
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 1,654,247
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$292,919,827
Total number of portfolio holdings	143
Total advisory fees paid	$1,654,247
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.18%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.68%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.95%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	2.93%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.68%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.53%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 4.13%, 06/15/2055	2.11%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.05%
Garden State Preservation Trust, Series 2005 A, RB, 5.75%, 11/01/2028	1.99%
New Jersey Educational Facilities Authority, Series 2025, RB, 5.25%, 03/01/2054	1.88%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.18%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.68%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.95%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	2.93%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.68%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.53%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 4.13%, 06/15/2055	2.11%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.05%
Garden State Preservation Trust, Series 2005 A, RB, 5.75%, 11/01/2028	1.99%
New Jersey Educational Facilities Authority, Series 2025, RB, 5.25%, 03/01/2054	1.88%

C000209283 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class Y
Trading Symbol	ONJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New Jersey Municipal Fund (Class Y)	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 3.58%. For the same time period, the S&P Municipal Bond New Jersey Index (the "Benchmark") returned 3.33%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00% - 5.49% specifically) was additive to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also contributed to the Fund’s relative performance.‡ Security selection among higher education bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among A-rated bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year.‡ Security selection among medium duration bonds (10.00 – 14.99 years specifically) was also detractive from relative return. Security selection among appropriation bonds detracted from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New Jersey Municipal Fund (Class Y)	3.58%	1.34%	3.10%
S&P Municipal Bond New Jersey Index	3.33%	1.25%	3.04%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 292,919,827
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 1,654,247
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$292,919,827
Total number of portfolio holdings	143
Total advisory fees paid	$1,654,247
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.18%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.68%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.95%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	2.93%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.68%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.53%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 4.13%, 06/15/2055	2.11%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.05%
Garden State Preservation Trust, Series 2005 A, RB, 5.75%, 11/01/2028	1.99%
New Jersey Educational Facilities Authority, Series 2025, RB, 5.25%, 03/01/2054	1.88%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.18%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.68%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.95%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	2.93%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.68%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.53%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 4.13%, 06/15/2055	2.11%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.05%
Garden State Preservation Trust, Series 2005 A, RB, 5.75%, 11/01/2028	1.99%
New Jersey Educational Facilities Authority, Series 2025, RB, 5.25%, 03/01/2054	1.88%

C000209285 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class R6
Trading Symbol	IORJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New Jersey Municipal Fund (Class R6)	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 3.65%. For the same time period, the S&P Municipal Bond New Jersey Index (the "Benchmark") returned 3.33%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00% - 5.49% specifically) was additive to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also contributed to the Fund’s relative performance.‡ Security selection among higher education bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among A-rated bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year.‡ Security selection among medium duration bonds (10.00 – 14.99 years specifically) was also detractive from relative return. Security selection among appropriation bonds detracted from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New Jersey Municipal Fund (Class R6)	3.65%	1.42%	3.06%
S&P Municipal Bond New Jersey Index	3.33%	1.25%	3.04%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 292,919,827
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 1,654,247
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$292,919,827
Total number of portfolio holdings	143
Total advisory fees paid	$1,654,247
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.18%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.68%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.95%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	2.93%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.68%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.53%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 4.13%, 06/15/2055	2.11%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.05%
Garden State Preservation Trust, Series 2005 A, RB, 5.75%, 11/01/2028	1.99%
New Jersey Educational Facilities Authority, Series 2025, RB, 5.25%, 03/01/2054	1.88%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.18%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.68%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.95%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	2.93%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.68%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.53%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 4.13%, 06/15/2055	2.11%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.05%
Garden State Preservation Trust, Series 2005 A, RB, 5.75%, 11/01/2028	1.99%
New Jersey Educational Facilities Authority, Series 2025, RB, 5.25%, 03/01/2054	1.88%

C000209289 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class A
Trading Symbol	OPTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AMT-Free Municipal Income Fund (Class A)	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 2.82%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 2.96%.
What contributed to relative performance?
• During the fiscal year, underweight exposure to state and local general obligation bonds contributed to the Fund’s performance relative to its Benchmark. Additionally, an overweight exposure in non-rated bonds contributed to the Fund’s relative return.‡ On a state level, security selection among Puerto Rico domiciled bonds also added to the Fund’s relative performance.
What detracted from relative performance?
• Conversely, overweight exposure in bonds BB-rated and below detracted from the Fund’s performance relative to its Benchmark over the fiscal year.‡ Security selection among longer duration bonds (25.00 - 29.00 years specifically) also detracted from the Fund’s relative return. On a state level, security selection among Michigan holdings was a detractor from the Fund’s relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AMT-Free Municipal Income Fund (Class A) —including sales charge	-1.57%	-0.33%	3.58%
Invesco AMT-Free Municipal Income Fund (Class A) —excluding sales charge	2.82%	0.55%	4.03%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,438,057,805
Holdings Count | Holding	602
Advisory Fees Paid, Amount	$ 9,641,582
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,438,057,805
Total number of portfolio holdings	602
Total advisory fees paid	$9,641,582
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.01%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.92%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.82%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.82%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.71%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.69%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.01%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.92%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.82%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.82%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.71%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.69%

C000209288 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class C
Trading Symbol	OMFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AMT-Free Municipal Income Fund (Class C)	$169	1.67%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 2.18%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 2.96%.
What contributed to relative performance?
• During the fiscal year, underweight exposure to state and local general obligation bonds contributed to the Fund’s performance relative to its Benchmark. Additionally, an overweight exposure in non-rated bonds contributed to the Fund’s relative return.‡ On a state level, security selection among Puerto Rico domiciled bonds also added to the Fund’s relative performance.
What detracted from relative performance?
• Conversely, overweight exposure in bonds BB-rated and below detracted from the Fund’s performance relative to its Benchmark over the fiscal year.‡ Security selection among longer duration bonds (25.00 - 29.00 years specifically) also detracted from the Fund’s relative return. On a state level, security selection among Michigan holdings was a detractor from the Fund’s relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AMT-Free Municipal Income Fund (Class C) —including sales charge	1.19%	-0.20%	3.40%
Invesco AMT-Free Municipal Income Fund (Class C) —excluding sales charge	2.18%	-0.20%	3.40%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,438,057,805
Holdings Count | Holding	602
Advisory Fees Paid, Amount	$ 9,641,582
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,438,057,805
Total number of portfolio holdings	602
Total advisory fees paid	$9,641,582
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.01%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.92%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.82%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.82%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.71%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.69%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.01%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.92%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.82%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.82%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.71%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.69%

C000209287 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class Y
Trading Symbol	OMFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AMT-Free Municipal Income Fund (Class Y)	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 3.21%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 2.96%.
What contributed to relative performance?
• During the fiscal year, underweight exposure to state and local general obligation bonds contributed to the Fund’s performance relative to its Benchmark. Additionally, an overweight exposure in non-rated bonds contributed to the Fund’s relative return.‡ On a state level, security selection among Puerto Rico domiciled bonds also added to the Fund’s relative performance.
What detracted from relative performance?
• Conversely, overweight exposure in bonds BB-rated and below detracted from the Fund’s performance relative to its Benchmark over the fiscal year.‡ Security selection among longer duration bonds (25.00 - 29.00 years specifically) also detracted from the Fund’s relative return. On a state level, security selection among Michigan holdings was a detractor from the Fund’s relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AMT-Free Municipal Income Fund (Class Y)	3.21%	0.78%	4.29%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,438,057,805
Holdings Count | Holding	602
Advisory Fees Paid, Amount	$ 9,641,582
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,438,057,805
Total number of portfolio holdings	602
Total advisory fees paid	$9,641,582
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.01%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.92%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.82%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.82%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.71%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.69%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.01%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.92%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.82%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.82%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.71%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.69%

C000209286 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class R6
Trading Symbol	IORAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AMT-Free Municipal Income Fund (Class R6)	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 3.28%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 2.96%.
What contributed to relative performance?
• During the fiscal year, underweight exposure to state and local general obligation bonds contributed to the Fund’s performance relative to its Benchmark. Additionally, an overweight exposure in non-rated bonds contributed to the Fund’s relative return.‡ On a state level, security selection among Puerto Rico domiciled bonds also added to the Fund’s relative performance.
What detracted from relative performance?
• Conversely, overweight exposure in bonds BB-rated and below detracted from the Fund’s performance relative to its Benchmark over the fiscal year.‡ Security selection among longer duration bonds (25.00 - 29.00 years specifically) also detracted from the Fund’s relative return. On a state level, security selection among Michigan holdings was a detractor from the Fund’s relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AMT-Free Municipal Income Fund (Class R6)	3.28%	0.89%	4.23%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,438,057,805
Holdings Count | Holding	602
Advisory Fees Paid, Amount	$ 9,641,582
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,438,057,805
Total number of portfolio holdings	602
Total advisory fees paid	$9,641,582
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.01%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.92%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.82%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.82%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.71%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.69%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.01%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.92%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.82%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.82%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.71%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.69%

C000209290 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class A
Trading Symbol	OPCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California Municipal Fund (Class A)	$113	1.11%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 3.52%. For the same time period, the S&P Municipal Bond California 5+ Year Investment Grade Index (the "Benchmark") returned 2.67%.
What contributed to relative performance?
• During the fiscal year, underweight exposure and security selection among general obligation bonds contributed the Fund’s performance relative to its Benchmark. Sector allocation and security selection among non-rated bonds also added to relative performance.‡ Security selection and an overweight allocation to bonds with durations of 10.00 - 14.99 years contributed to relative performance as well.
What detracted from relative performance?
• An overweight allocation to hospital bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year, as did an underweight in transportation bonds. Overweight exposure to B-rated credits also detracted from relative performance.‡ Overweight exposure to bonds with durations of 0.00 - 0.99 years was detractive from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California Municipal Fund (Class A) —including sales charge	-0.88%	-0.14%	2.99%
Invesco California Municipal Fund (Class A) —excluding sales charge	3.52%	0.73%	3.44%
S&P Municipal Bond California 5+ Year Investment Grade Index	2.67%	0.44%	2.52%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,315,034,360
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 8,904,014
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,315,034,360
Total number of portfolio holdings	720
Total advisory fees paid	$8,904,014
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.09%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.53%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.41%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB, 5.50%, 11/01/2059	1.10%
Regents of the University of California Medical Center Pooled Revenue, Series 2025, RB, 4.00%, 05/15/2053	1.06%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.00%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	0.99%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.95%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.94%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.09%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.53%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.41%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB, 5.50%, 11/01/2059	1.10%
Regents of the University of California Medical Center Pooled Revenue, Series 2025, RB, 4.00%, 05/15/2053	1.06%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.00%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	0.99%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.95%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.94%

C000209292 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class C
Trading Symbol	OCACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California Municipal Fund (Class C)	$188	1.86%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 2.61%. For the same time period, the S&P Municipal Bond California 5+ Year Investment Grade Index (the "Benchmark") returned 2.67%.
What contributed to relative performance?
• During the fiscal year, underweight exposure and security selection among general obligation bonds contributed the Fund’s performance relative to its Benchmark. Sector allocation and security selection among non-rated bonds also added to relative performance.‡ Security selection and an overweight allocation to bonds with durations of 10.00 - 14.99 years contributed to relative performance as well.
What detracted from relative performance?
• An overweight allocation to hospital bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year, as did an underweight in transportation bonds. Overweight exposure to B-rated credits also detracted from relative performance.‡ Overweight exposure to bonds with durations of 0.00 - 0.99 years was detractive from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California Municipal Fund (Class C) —including sales charge	1.62%	-0.01%	2.81%
Invesco California Municipal Fund (Class C) —excluding sales charge	2.61%	-0.01%	2.81%
S&P Municipal Bond California 5+ Year Investment Grade Index	2.67%	0.44%	2.52%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,315,034,360
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 8,904,014
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,315,034,360
Total number of portfolio holdings	720
Total advisory fees paid	$8,904,014
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.09%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.53%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.41%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB, 5.50%, 11/01/2059	1.10%
Regents of the University of California Medical Center Pooled Revenue, Series 2025, RB, 4.00%, 05/15/2053	1.06%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.00%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	0.99%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.95%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.94%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.09%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.53%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.41%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB, 5.50%, 11/01/2059	1.10%
Regents of the University of California Medical Center Pooled Revenue, Series 2025, RB, 4.00%, 05/15/2053	1.06%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.00%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	0.99%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.95%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.94%

C000209291 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class Y
Trading Symbol	OCAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California Municipal Fund (Class Y)	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 3.65%. For the same time period, the S&P Municipal Bond California 5+ Year Investment Grade Index (the "Benchmark") returned 2.67%.
What contributed to relative performance?
• During the fiscal year, underweight exposure and security selection among general obligation bonds contributed the Fund’s performance relative to its Benchmark. Sector allocation and security selection among non-rated bonds also added to relative performance.‡ Security selection and an overweight allocation to bonds with durations of 10.00 - 14.99 years contributed to relative performance as well.
What detracted from relative performance?
• An overweight allocation to hospital bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year, as did an underweight in transportation bonds. Overweight exposure to B-rated credits also detracted from relative performance.‡ Overweight exposure to bonds with durations of 0.00 - 0.99 years was detractive from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California Municipal Fund (Class Y)	3.65%	0.98%	3.68%
S&P Municipal Bond California 5+ Year Investment Grade Index	2.67%	0.44%	2.52%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,315,034,360
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 8,904,014
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,315,034,360
Total number of portfolio holdings	720
Total advisory fees paid	$8,904,014
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.09%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.53%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.41%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB, 5.50%, 11/01/2059	1.10%
Regents of the University of California Medical Center Pooled Revenue, Series 2025, RB, 4.00%, 05/15/2053	1.06%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.00%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	0.99%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.95%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.94%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.09%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.53%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.41%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB, 5.50%, 11/01/2059	1.10%
Regents of the University of California Medical Center Pooled Revenue, Series 2025, RB, 4.00%, 05/15/2053	1.06%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.00%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	0.99%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.95%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.94%

C000209293 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class R6
Trading Symbol	IORCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California Municipal Fund (Class R6)	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 3.84%. For the same time period, the S&P Municipal Bond California 5+ Year Investment Grade Index (the "Benchmark") returned 2.67%.
What contributed to relative performance?
• During the fiscal year, underweight exposure and security selection among general obligation bonds contributed the Fund’s performance relative to its Benchmark. Sector allocation and security selection among non-rated bonds also added to relative performance.‡ Security selection and an overweight allocation to bonds with durations of 10.00 - 14.99 years contributed to relative performance as well.
What detracted from relative performance?
• An overweight allocation to hospital bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year, as did an underweight in transportation bonds. Overweight exposure to B-rated credits also detracted from relative performance.‡ Overweight exposure to bonds with durations of 0.00 - 0.99 years was detractive from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California Municipal Fund (Class R6)	3.84%	1.08%	3.65%
S&P Municipal Bond California 5+ Year Investment Grade Index	2.67%	0.44%	2.52%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,315,034,360
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 8,904,014
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$2,315,034,360
Total number of portfolio holdings	720
Total advisory fees paid	$8,904,014
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.09%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.53%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.41%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB, 5.50%, 11/01/2059	1.10%
Regents of the University of California Medical Center Pooled Revenue, Series 2025, RB, 4.00%, 05/15/2053	1.06%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.00%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	0.99%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.95%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.94%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.09%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.53%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.41%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB, 5.50%, 11/01/2059	1.10%
Regents of the University of California Medical Center Pooled Revenue, Series 2025, RB, 4.00%, 05/15/2053	1.06%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.00%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	0.99%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.95%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.94%

C000209294 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class A
Trading Symbol	OLCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term California Municipal Fund (Class A)	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 2.71%. For the same time period, the S&P Municipal California Investment Grade 4-7 Years Bond Index (the "Benchmark") returned 2.61%.
What contributed to relative performance?
• During the fiscal year, security selection and an underweight exposure in lower duration bonds (4.99 years and lower) contributed to the Fund’s performance relative to its Benchmark. Security selection among higher coupon bonds (5.00% - 5.49% specifically) was also a positive for performance. Security selection among public power bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among high coupon bonds (6.50% and greater) detracted from the Fund’s performance relative to its Benchmark. An overweight exposure among non-rated bonds was also detractive from relative return.‡ An underweight allocation to industrial development revenue/pollution control revenue bonds also detracted from the Fund’s performance during the fiscal year.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term California Municipal Fund (Class A) —including sales charge	0.15%	0.15%	1.86%
Invesco Limited Term California Municipal Fund (Class A) —excluding sales charge	2.71%	0.67%	2.13%
S&P Municipal California Investment Grade 4-7 Years Bond Index	2.61%	0.67%	1.62%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 2-17 Years Investment Grade Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 732,756,283
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 2,839,248
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$732,756,283
Total number of portfolio holdings	415
Total advisory fees paid	$2,839,248
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.28%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2015 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.84%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.69%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.68%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.66%
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds, 5.00%, 07/01/2042	1.56%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.45%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.38%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.37%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.28%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2015 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.84%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.69%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.68%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.66%
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds, 5.00%, 07/01/2042	1.56%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.45%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.38%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.37%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209295 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class C
Trading Symbol	OLCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term California Municipal Fund (Class C)	$158	1.56%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 1.94%. For the same time period, the S&P Municipal California Investment Grade 4-7 Years Bond Index (the "Benchmark") returned 2.61%.
What contributed to relative performance?
• During the fiscal year, security selection and an underweight exposure in lower duration bonds (4.99 years and lower) contributed to the Fund’s performance relative to its Benchmark. Security selection among higher coupon bonds (5.00% - 5.49% specifically) was also a positive for performance. Security selection among public power bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among high coupon bonds (6.50% and greater) detracted from the Fund’s performance relative to its Benchmark. An overweight exposure among non-rated bonds was also detractive from relative return.‡ An underweight allocation to industrial development revenue/pollution control revenue bonds also detracted from the Fund’s performance during the fiscal year.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term California Municipal Fund (Class C) —including sales charge	0.94%	-0.09%	1.52%
Invesco Limited Term California Municipal Fund (Class C) —excluding sales charge	1.94%	-0.09%	1.52%
S&P Municipal California Investment Grade 4-7 Years Bond Index	2.61%	0.67%	1.62%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 2-17 Years Investment Grade Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 732,756,283
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 2,839,248
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$732,756,283
Total number of portfolio holdings	415
Total advisory fees paid	$2,839,248
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.28%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2015 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.84%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.69%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.68%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.66%
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds, 5.00%, 07/01/2042	1.56%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.45%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.38%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.37%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.28%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2015 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.84%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.69%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.68%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.66%
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds, 5.00%, 07/01/2042	1.56%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.45%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.38%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.37%

C000209297 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class Y
Trading Symbol	OLCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term California Municipal Fund (Class Y)	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 3.30%. For the same time period, the S&P Municipal California Investment Grade 4-7 Years Bond Index (the "Benchmark") returned 2.61%.
What contributed to relative performance?
• During the fiscal year, security selection and an underweight exposure in lower duration bonds (4.99 years and lower) contributed to the Fund’s performance relative to its Benchmark. Security selection among higher coupon bonds (5.00% - 5.49% specifically) was also a positive for performance. Security selection among public power bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among high coupon bonds (6.50% and greater) detracted from the Fund’s performance relative to its Benchmark. An overweight exposure among non-rated bonds was also detractive from relative return.‡ An underweight allocation to industrial development revenue/pollution control revenue bonds also detracted from the Fund’s performance during the fiscal year.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term California Municipal Fund (Class Y)	3.30%	0.94%	2.38%
S&P Municipal California Investment Grade 4-7 Years Bond Index	2.61%	0.67%	1.62%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 2-17 Years Investment Grade Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 732,756,283
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 2,839,248
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$732,756,283
Total number of portfolio holdings	415
Total advisory fees paid	$2,839,248
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.28%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2015 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.84%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.69%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.68%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.66%
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds, 5.00%, 07/01/2042	1.56%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.45%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.38%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.37%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.28%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2015 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.84%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.69%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.68%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.66%
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds, 5.00%, 07/01/2042	1.56%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.45%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.38%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.37%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209299 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class R6
Trading Symbol	IORLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term California Municipal Fund (Class R6)	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 3.36%. For the same time period, the S&P Municipal California Investment Grade 4-7 Years Bond Index (the "Benchmark") returned 2.61%.
What contributed to relative performance?
• During the fiscal year, security selection and an underweight exposure in lower duration bonds (4.99 years and lower) contributed to the Fund’s performance relative to its Benchmark. Security selection among higher coupon bonds (5.00% - 5.49% specifically) was also a positive for performance. Security selection among public power bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among high coupon bonds (6.50% and greater) detracted from the Fund’s performance relative to its Benchmark. An overweight exposure among non-rated bonds was also detractive from relative return.‡ An underweight allocation to industrial development revenue/pollution control revenue bonds also detracted from the Fund’s performance during the fiscal year.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term California Municipal Fund (Class R6)	3.36%	1.05%	2.31%
S&P Municipal California Investment Grade 4-7 Years Bond Index	2.61%	0.67%	1.62%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 2-17 Years Investment Grade Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 732,756,283
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 2,839,248
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$732,756,283
Total number of portfolio holdings	415
Total advisory fees paid	$2,839,248
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.28%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2015 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.84%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.69%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.68%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.66%
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds, 5.00%, 07/01/2042	1.56%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.45%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.38%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.37%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.28%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2015 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.84%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.69%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.68%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.66%
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds, 5.00%, 07/01/2042	1.56%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.45%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.38%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.37%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209301 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class A
Trading Symbol	OPNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® AMT-Free New York Municipal Fund (Class A)	$121	1.19%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 2.99%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the "Benchmark") returned 2.78%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ Security selection among higher coupon bonds (5.00 – 5.49% specifically) was also additive to relative return. At the sector level, security selection and underweight exposure among bonds in the dedicated tax sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among lower coupon bonds (4.99% and less) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Security selection among longer duration bonds (15.00 years and longer) was also detractive from relative results. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® AMT-Free New York Municipal Fund (Class A) —including sales charge	-1.37%	-0.75%	2.46%
Invesco Rochester® AMT-Free New York Municipal Fund (Class A) —excluding sales charge	2.99%	0.12%	2.91%
S&P Municipal Bond New York 5+ Year Investment Grade Index	2.78%	0.51%	2.41%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 643,540,410
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 3,381,331
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$643,540,410
Total number of portfolio holdings	298
Total advisory fees paid	$3,381,331
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.73%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.65%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.22%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.07%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.03%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.90%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.78%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.76%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.66%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.73%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.65%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.22%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.07%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.03%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.90%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.78%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.76%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.66%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.65%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209303 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class C
Trading Symbol	ONYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® AMT-Free New York Municipal Fund (Class C)	$197	1.95%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 2.12%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the "Benchmark") returned 2.78%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ Security selection among higher coupon bonds (5.00 – 5.49% specifically) was also additive to relative return. At the sector level, security selection and underweight exposure among bonds in the dedicated tax sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among lower coupon bonds (4.99% and less) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Security selection among longer duration bonds (15.00 years and longer) was also detractive from relative results. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® AMT-Free New York Municipal Fund (Class C) —including sales charge	1.13%	-0.66%	2.28%
Invesco Rochester® AMT-Free New York Municipal Fund (Class C) —excluding sales charge	2.12%	-0.66%	2.28%
S&P Municipal Bond New York 5+ Year Investment Grade Index	2.78%	0.51%	2.41%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 643,540,410
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 3,381,331
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$643,540,410
Total number of portfolio holdings	298
Total advisory fees paid	$3,381,331
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.73%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.65%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.22%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.07%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.03%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.90%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.78%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.76%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.66%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.73%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.65%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.22%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.07%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.03%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.90%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.78%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.76%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.66%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.65%

C000209306 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class Y
Trading Symbol	ONYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® AMT-Free New York Municipal Fund (Class Y)	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 3.14%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the "Benchmark") returned 2.78%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ Security selection among higher coupon bonds (5.00 – 5.49% specifically) was also additive to relative return. At the sector level, security selection and underweight exposure among bonds in the dedicated tax sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among lower coupon bonds (4.99% and less) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Security selection among longer duration bonds (15.00 years and longer) was also detractive from relative results. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® AMT-Free New York Municipal Fund (Class Y)	3.14%	0.34%	3.15%
S&P Municipal Bond New York 5+ Year Investment Grade Index	2.78%	0.51%	2.41%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 643,540,410
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 3,381,331
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$643,540,410
Total number of portfolio holdings	298
Total advisory fees paid	$3,381,331
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.73%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.65%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.22%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.07%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.03%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.90%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.78%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.76%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.66%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.73%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.65%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.22%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.07%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.03%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.90%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.78%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.76%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.66%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.65%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209305 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class R6
Trading Symbol	IORNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® AMT-Free New York Municipal Fund (Class R6)	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 3.29%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the "Benchmark") returned 2.78%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ Security selection among higher coupon bonds (5.00 – 5.49% specifically) was also additive to relative return. At the sector level, security selection and underweight exposure among bonds in the dedicated tax sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among lower coupon bonds (4.99% and less) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Security selection among longer duration bonds (15.00 years and longer) was also detractive from relative results. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® AMT-Free New York Municipal Fund (Class R6)	3.29%	0.43%	3.09%
S&P Municipal Bond New York 5+ Year Investment Grade Index	2.78%	0.51%	2.41%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 643,540,410
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 3,381,331
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2025)
Fund net assets	$643,540,410
Total number of portfolio holdings	298
Total advisory fees paid	$3,381,331
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.73%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.65%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.22%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.07%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.03%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.90%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.78%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.76%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.66%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.73%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.65%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.22%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.07%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.03%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.90%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.78%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.76%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.66%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.65%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.